Trade and Other Receivables (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Trade receivables	$ 9,982	$ 26,499	$ 20,603	$ 16,020
Provision for impairment	(326)	(537)	(268)	(340)	$ 368
Trade Receivables Net	9,656	25,962	20,335	15,680
Prepayments	1,792	1,779	2,659	935
Other receivables	1,717	349	347	206
Trade and other receivables	$ 13,165	$ 28,090	$ 23,341	$ 16,821